Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES
15.	LEASES

The following table summarizes changes in the Company’s lease receivable and lease obligation related to the Company’s office lease and sublease.

	Lease Receivable	Lease Obligation
Balance, April 1, 2022	$182	$1,263
Interest accrual	4	43
Interest received or paid	(4)	(43)
Principal repayment	(172)	(597)
Foreign exchange impact	(10)	(83)
Balance, March 31, 2023	$-	$583
Addition	-	998
Interest accrual	-	22
Interest received or paid	-	(22)
Principal repayment	-	(262)
Foreign exchange impact	-	(4)
Balance, March 31, 2024	$-	$1,315
Less: current portion	-	(213)
Non-current portion	$-	$1,102

The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease obligation as at March 31, 2024:

Lease Obligation
Within 1 year	$284
Between 2 to 5 years	1,095
Over 5 years	338
Total undiscounted amount	1,717
Less future interest	(402)
Total discounted amount	$1,315
Less: current portion	(213)
Non-current portion	$1,102

During the year ended March 31, 2024, the Company renewed and extended the existing office to May 31, 2030 with total contract cash payment of $1.7 million over the next six years. The lease obligation was discounted at a discount rate of 9.2% as at March 31, 2024 (March 31, 2023 – 5%).